Significant Accounting Policies - Reclassifications in Other Comprehensive Income Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ (3,622)	$ (3,622)	$ (3,622)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	4,507	11,430	(5,589)
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	3,622	3,622	3,622
Reclassification of prior service cost of defined benefit plan | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ 885	$ 7,808
Reclassification to interest income | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives			$ (9,211)